Quarterly Holdings Report
for
Fidelity® Series International Value Fund
January 31, 2024
VSF-S-NPRT1-0324
1.907974.114
Common Stocks - 96.5%
	Shares	Value ($)
Australia - 7.5%
BHP Group Ltd.	15,467,486	473,212,807
Commonwealth Bank of Australia	948,851	72,354,097
Glencore PLC	48,364,927	255,896,787
Macquarie Group Ltd.	1,415,762	174,690,110
Woodside Energy Group Ltd.	5,458,049	114,161,797
TOTAL AUSTRALIA		1,090,315,598
Belgium - 1.1%
KBC Group NV	1,613,887	105,484,842
UCB SA	539,500	50,899,187
TOTAL BELGIUM		156,384,029
Denmark - 0.3%
DSV A/S	225,000	40,254,710
Finland - 1.0%
Mandatum Holding OY	2,715,987	12,339,443
Sampo Oyj (A Shares)	3,226,587	135,242,231
TOTAL FINLAND		147,581,674
France - 12.6%
Air Liquide SA	975,299	182,511,012
Airbus Group NV	523,687	83,415,951
ALTEN	492,708	76,569,119
AXA SA	9,456,579	317,413,205
BNP Paribas SA	3,326,470	223,486,118
Capgemini SA	637,348	142,715,627
TotalEnergies SE	7,138,392	463,107,265
VINCI SA	1,748,829	220,916,175
Vivendi SA	11,160,755	126,102,229
TOTAL FRANCE		1,836,236,701
Germany - 10.5%
Bayer AG (a)	1,583,082	49,260,152
Covestro AG (b)(c)	734,800	38,974,347
DHL Group (a)	3,016,507	145,132,489
Fresenius SE & Co. KGaA	2,546,800	71,890,775
Hannover Reuck SE	742,363	178,264,770
Infineon Technologies AG	1,535,000	55,961,366
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	427,817	182,255,150
Rheinmetall AG	652,441	229,014,202
RWE AG	3,634,600	134,845,226
Siemens AG	1,881,407	336,816,784
Vonovia SE	3,594,041	111,962,859
TOTAL GERMANY		1,534,378,120
Hong Kong - 0.8%
Prudential PLC	10,995,450	112,951,495
India - 0.7%
Reliance Industries Ltd. GDR (c)	1,558,800	108,180,720
Indonesia - 0.6%
PT Bank Rakyat Indonesia (Persero) Tbk	225,743,837	81,320,957
Ireland - 0.6%
Bank of Ireland Group PLC	9,758,000	89,734,372
Italy - 4.7%
Eni SpA	14,213,800	226,587,004
Mediobanca SpA (a)	10,762,555	143,062,446
Prysmian SpA	1,730,900	76,675,223
Ryanair Holdings PLC sponsored ADR (b)	1,046,300	139,785,680
UniCredit SpA	3,516,400	103,002,570
TOTAL ITALY		689,112,923
Japan - 25.3%
Daiichi Sankyo Kabushiki Kaisha	751,100	22,487,211
DENSO Corp.	10,875,984	170,840,513
Eisai Co. Ltd.	738,500	34,774,976
Fast Retailing Co. Ltd.	327,900	87,541,752
FUJIFILM Holdings Corp.	1,504,649	95,372,072
Fujitsu Ltd.	782,900	108,364,579
Hitachi Ltd.	4,839,400	380,136,558
Hoya Corp.	441,709	56,109,935
Ibiden Co. Ltd.	1,293,444	65,086,019
INPEX Corp.	6,353,200	86,355,633
Itochu Corp.	6,157,953	279,473,305
LY Corp.	11,946,600	37,166,277
Minebea Mitsumi, Inc.	3,190,751	65,953,495
Mitsubishi Heavy Industries Ltd.	1,778,800	118,652,182
Mitsubishi UFJ Financial Group, Inc.	33,578,024	314,510,246
NOF Corp.	743,100	33,561,191
ORIX Corp.	8,126,533	156,917,415
Renesas Electronics Corp. (b)	9,241,300	151,627,432
Shin-Etsu Chemical Co. Ltd.	6,177,590	243,163,488
SoftBank Group Corp.	1,411,437	60,932,635
Sony Group Corp.	1,075,545	105,476,975
Sumitomo Mitsui Financial Group, Inc.	4,858,663	252,715,483
Suzuki Motor Corp.	3,306,682	148,531,824
TIS, Inc.	1,693,756	37,672,257
Tokio Marine Holdings, Inc.	8,759,545	230,966,709
Toyota Motor Corp.	17,372,520	346,891,370
TOTAL JAPAN		3,691,281,532
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	2,299,585	124,953,587
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,718,158	47,608,694
Netherlands - 4.5%
Shell PLC ADR	9,600,648	603,976,763
Universal Music Group NV	1,924,360	56,725,770
TOTAL NETHERLANDS		660,702,533
Singapore - 1.0%
United Overseas Bank Ltd.	7,048,889	148,580,288
South Africa - 0.7%
Anglo American PLC (United Kingdom)	4,017,776	95,774,453
Thungela Resources Ltd.	727,274	4,589,938
TOTAL SOUTH AFRICA		100,364,391
Spain - 2.5%
Banco Santander SA (Spain)	69,605,172	279,747,351
Cellnex Telecom SA (c)	1,699,138	65,378,365
Unicaja Banco SA (a)(c)	26,416,431	25,336,560
TOTAL SPAIN		370,462,276
Sweden - 1.8%
Investor AB (B Shares)	11,129,860	262,988,817
Switzerland - 3.9%
Swiss Life Holding AG	155,520	111,988,097
UBS Group AG (a)	8,057,691	241,005,538
Zurich Insurance Group Ltd.	423,880	215,685,391
TOTAL SWITZERLAND		568,679,026
United Kingdom - 9.7%
AstraZeneca PLC (United Kingdom)	1,368,099	181,378,246
B&M European Value Retail SA	9,131,200	60,012,236
BAE Systems PLC	22,150,539	330,400,122
Barratt Developments PLC	19,665,099	134,676,219
Beazley PLC	7,951,417	54,868,344
Flutter Entertainment PLC (b)	294,100	60,696,301
HSBC Holdings PLC (United Kingdom)	10,377,600	81,025,223
Imperial Brands PLC	3,963,733	95,149,918
JD Sports Fashion PLC	14,980,727	22,222,031
Lloyds Banking Group PLC	253,957,371	136,135,325
London Stock Exchange Group PLC	495,400	56,036,708
Rolls-Royce Holdings PLC (b)	17,589,900	66,779,199
Standard Chartered PLC (United Kingdom)	17,872,722	135,073,905
TOTAL UNITED KINGDOM		1,414,453,777
United States of America - 5.6%
CRH PLC	3,657,908	260,709,903
Ferguson PLC	534,255	100,543,613
Linde PLC	443,574	179,572,062
Sanofi SA	2,763,106	276,712,679
TOTAL UNITED STATES OF AMERICA		817,538,257
TOTAL COMMON STOCKS (Cost $10,382,396,556)		14,094,064,477

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
Germany - 0.7%
Porsche Automobil Holding SE (Germany) (Cost $124,696,369)	1,920,877	95,897,803

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	344,017,899	344,086,703
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	56,434,589	56,440,232
TOTAL MONEY MARKET FUNDS (Cost $400,526,935)		400,526,935

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $10,907,619,860)	14,590,489,215
NET OTHER ASSETS (LIABILITIES) - 0.1%	13,484,858
NET ASSETS - 100.0%	14,603,974,073

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $237,869,992 or 1.6% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	292,175,622	520,887,843	468,976,762	4,146,266	-	-	344,086,703	0.7%
Fidelity Securities Lending Cash Central Fund 5.39%	171,028,158	297,723,571	412,311,497	330,870	-	-	56,440,232	0.2%
Total	463,203,780	818,611,414	881,288,259	4,477,136	-	-	400,526,935

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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